JAMES C. EDWARDS EQUITY MASTERS FUND
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                               SEMI-ANNUAL REPORT










                                     [LOGO]










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                            For the Six Months Ending
                               September 30, 2001

                      JAMES C. EDWARDS EQUITY MASTERS FUND

                                                                October 12, 2001


Dear Shareholders:

James C. Edwards & Company is pleased to submit our semi-annual report on the James C. Edwards Equity Masters Fund for the period ended September 30, 2001. This marks 2 1/2 years that the Fund has been in operation.

Since the inception of the Fund, the relative performance has held up. Through September 30, 2001, the average annual return for the Fund since inception on March 31, 1999 was -3.19% versus -6.98% for the S&P 500 Index. For the year ending September 30, 2001, the Fund lost 27.41% versus a decline of 26.62% for the S&P 500.

The top ten holdings of the Fund on September 30, 2001 were:

1.   American International Group       2.   Cardinal Health
3.   Pfizer                             4.   Aptargroup
5.   CVS Corporation                    6.   Novartis
7.   Eli Lilly                          8.   Omnicom
9.   USA Networks                       10.  American Home Products

As I am writing this, the tragedy of September 11 still weighs heavily on all of our minds and hearts. Any events prior to that date already seem like old news. The landscape has changed so dramatically. Before the 11th, there were signs that the worst was perhaps behind us on the economic front. Inflation was well under control, giving the Fed great latitude for monetary stimulus. Many analysts were predicting a return to trend rates of growth in both the economy and corporate profits in 2002. Clearly, though, the events of September 11 have transformed the political and economic dynamics in this country and around the world. While domestic political differences have been set aside for now in the interest of national unity, there will undoubtedly be wrenching changes for many sectors of the economy, some for the better but many for the worse. Complacency has been shattered to be replaced by anxiety and uncertainty which, over the near term, is having an adverse effect on consumer spending, the major prop holding up our economy in recent quarters. Consequently, revised government data has finally verified what we at James C. Edwards have felt was the case for some time  now....that  the U.S.  economy is in a  recession.  We also believe that a global recession is likely if we are not already in one. On the other side of the coin, further monetary easing by the Fed coupled with tax cuts and sharp increases in government spending for disaster relief and to combat terrorism will be ameliorati-

                                                                               1
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

-ing factors. In this environment, investors will initially focus more on quality and safety. The early results of the conflict against the Taliban and al-Qaida are promising and the markets are showing signs of collective relief. But, as the Bush administration has consistently reminded us, it is still the early stages of the broader war on terrorism. Longer term, the prognosis is far from clear but should reflect the underlying strengths of our economy and our country. The Wall Street Journal examined 14 events since the fall of France in 1940 that could be categorized as somewhat similar to last week's tragedy. They found that, on average, the equity markets were up 2.1% in three months and 6.6% in six months following these events.

We hope that this has been informative. We truly appreciate your investment in the James C. Edwards Equity Masters Fund. Please do not hesitate to call me at our offices if you have any questions about the firm, or the Fund. Our number is
(212) 319-8488. Also, as a reminder, you can get information about your investment in the Fund through our website at www.jcedwards.com.

Sincerely,

/s/ Bart A. Johnston

Bart A. Johnston
Vice President/Portfolio Manager

2
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 87.3%
ADVERTISING: 5.2%
     1,200     Omnicom Group, Inc.                                   $   77,880
     1,900     TMP Worldwide, Inc.                                       53,941
                                                                     ----------
                                                                        131,821
                                                                     ----------
AUTO MANUFACTURING: 1.8%
     3,400     General Motors Corp. - Class H                            45,322
                                                                     ----------
BANKS: 2.6%
     1,500     Wells Fargo & Co.                                         66,675
                                                                     ----------
BEVERAGE: 2.5%
     1,200     Nestle SA-SPONSORED                                       64,026
                                                                     ----------
CABLE TELEVISION: 2.8%
     4,000     USA Networks, Inc.                                        71,920
                                                                     ----------
COMMERCIAL SERVICES: 2.2%
     2,000     Convergys Corp.                                           55,500
                                                                     ----------
COMPUTERS: 5.0%
     3,600     Dell Computer Corp.*                                      66,708
     1,000     EMC Corp./Mass*                                           11,750
     6,000     Sun Microsystems, Inc.*                                   49,620
                                                                     ----------
                                                                        128,078
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES: 2.7%
     1,500     Morgan Stanley Dean Witter & Co.                          69,525
                                                                     ----------
DRUGS & PHARMACEUTICALS: 3.4%
     2,200     Novartis A.G., ADR                                        85,624
                                                                     ----------
ELECTRONICS: 2.0%
     1,400     Waters Corp                                               50,078
                                                                     ----------
FOOD -DIVERSIFIED: 2.5%
     1,500     American Italian Pasta Co. - Class A*                     64,875
                                                                     ----------
IDENTIFICATION SYSTEMS/DEVICES: 2.3%
     5,500     Symbol Technologies, Inc                                  57,695
                                                                     ----------
INSURANCE: 4.1%
     1,350     American International Group, Inc.                       105,300
                                                                     ----------
INSURANCE-PROPERTY/CASUALTY: 1.5%
    500 XL     Capital Ltd.                                              39,500
                                                                     ----------
MANUFACTURING: 2.7%
       700     Minnesota Mining & Manufacturing Co.                      68,880
                                                                     ----------
MANUFACTURING-EQUIPMENT: 3.4%
     2,700     AptarGroup, Inc.                                          85,860
                                                                     ----------
OFFICE SUPPLIES: 2.7%
     5,100     Staples, Inc.                                             67,932
                                                                     ----------
OIL - FIELD SERVICES: 1.6%
     1,800     Halliburton Co.                                           40,590
                                                                     ----------
PHARMACEUTICALS: 12.9%
     1,200     American Home Products Corp                               69,900
     1,200     Cardinal Health,  Inc.                                    88,740
     1,000     Eli Lilly & Co.                                           80,700
     2,200     Pfizer, Inc.                                              88,220
                                                                     ----------
                                                                        327,560
                                                                     ----------
RETAIL: 5.9%
     2,600     CVS Corp.                                                 86,320
     2,000     Target Corp.                                              63,520
                                                                     ----------
                                                                        149,840
                                                                     ----------
SEMICONDUCTORS: 2.0%
     2,000     Texas Instruments, Inc                                    49,960
                                                                     ----------
TELECOMMUNICATIONS: 10.7%
       800     Alltel Corp.                                              46,360
     4,500     Corning, Inc.                                             39,690
     3,300     Motorola, Inc.                                            51,480
     3,000     Plantronics, Inc.*                                        51,150
     3,000     Qwest Communications International*                       50,100
     2,064     Worldcom, Inc.*                                           31,043
        86     WorldCom, Inc. MCI Group                                   1,130
                                                                     ----------
                                                                        271,133
                                                                     ----------
TELECOMMUNICATIONS - EQUIPMENT: 0.8%
     5,600     ADC Telecommunications, Inc.*                             19,544
                                                                     ----------

* See accompanying Notes to Financial Statements

                                                                               3
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited) (continued)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
TELEPHONE: 1.3%
       944     Telefonica SA, ADR                                    $    2,049
                                                                     ----------
TRANSPORTATION: 2.7%
     1,300     United Parcel Services                                    67,574
                                                                     ----------
TOTAL COMMON STOCKS (COST $2,668,396)                                 2,216,861
                                                                     ----------

PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 13.1%

MONEY MARKET INVESTMENT: 13.1%
$  332,860     Firstar Treasury Fund (cost $332,860)                    332,860
                                                                     ----------

                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (cost $3,001,256+): 100.4%            2,549,721
Liabilities in excess of Other Assets: (0.4)%                           (11,110)
                                                                     ----------
          NET ASSETS: 100.0%                                          2,538,611
                                                                     ==========

*    Non-income producing security.
+ At September 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

     Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation                                        $  261,465
Gross unrealized depreciation                                          (713,000)
                                                                     ----------
Net unrealized depreciation                                            (451,535)
                                                                     ==========

* See accompanying Notes to Financial Statements

4
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $2,668,396)...........     $2,216,861
Short term investment, at value (cost $332,860).................        332,860
Receivables:
     Due from advisor...........................................          9,181
     Dividends and interest.....................................          2,102
                                                                     ----------
           Total assets.........................................      2,561,004
                                                                     ----------
LIABILITIES

Payables:
     Administration fees........................................          2,470
     Distribution to shareholders...............................             21
Accrued expenses................................................         19,902
                                                                     ----------
           Total liabilities....................................         22,393
                                                                     ----------

NET ASSETS......................................................     $2,538,611
                                                                     ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($2,538,611/279,362 shares outstanding; unlimited number
  of shares authorized without par value).......................     $     9.09
                                                                     ==========

COMPONENTS OF NET ASSETS

Paid-in capital.................................................     $3,017,360
Accumulated net investment loss.................................         (4,144)
Accumulated net realized loss on investments....................        (23,070)
Net unrealized depreciation on investments......................       (451,535)
                                                                     ----------
     Net assets.................................................     $2,538,611
                                                                     ==========

See accompanying Notes to Financial Statements.

                                                                               5
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income
     Interest...................................................     $   10,182
     Dividends..................................................          7,549
                                                                     ----------
          Total income..........................................         17,731
                                                                     ----------
Expenses
     Administration fees........................................         14,982
     Advisory fees..............................................         11,074
     Fund accounting fees.......................................          9,008
     Audit fees.................................................          7,378
     Transfer agent fees........................................          5,597
     Reports to shareholders....................................          4,458
     Custody fees...............................................          2,366
     Legal fees.................................................          2,141
     Registration fees..........................................          2,092
     Trustee fees...............................................          1,910
     Miscellaneous..............................................          1,321
     Insurance expense..........................................            364
                                                                     ----------
          Total expenses........................................         62,691
          Less: fees waived and expenses absorbed...............        (40,816)
                                                                     ----------

           Net expenses.........................................         21,875
                                                                     ----------

              NET INVESTMENT LOSS...............................         (4,144)
                                                                     ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments................................        (37,015)
Net unrealized depreciation on investments......................       (380,375)
                                                                     ----------
     Net realized and unrealized loss on investments............       (417,390)
                                                                     ----------
          NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ (421,534)
                                                                     ==========

See accompanying Notes to Financial Statements.

6
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED        YEAR ENDED
                                                      SEPTEMBER 30,    MARCH 31,
                                                          2001#          2001
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss).......................   $   (4,144)    $   (4,619)
Net realized gain (loss) on investments............      (37,015)        13,965
Net unrealized depreciation on investments.........     (380,375)      (455,787)
                                                      ----------     ----------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..................................     (421,534)      (446,441)
                                                      ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.........................           --         (7,649)
From net realized gain.............................           --        (36,948)
                                                      ----------     ----------

    TOTAL DISTRIBUTIONS TO SHAREHOLDERS............           --        (44,597)
                                                      ----------     ----------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
  from net change in outstanding shares (a)........     (111,100)     1,052,143
                                                      ----------     ----------

TOTAL INCREASE(DECREASE) IN NET ASSETS.............     (532,634)       561,105
                                                      ----------     ----------

NET ASSETS
Beginning of period................................    3,071,245      2,510,140
                                                      ----------     ----------
END OF PERIOD......................................   $2,538,611     $3,071,245
                                                      ==========     ==========

(a) A summary of capital share transactions is as follows:

                                 SIX MONTHS ENDED             YEAR ENDED
                                SEPTEMBER 30, 2001#         MARCH 31, 2001
                              -----------------------   -----------------------
                                SHARES       VALUE        SHARES       VALUE
                              ----------   ----------   ----------   ----------
Shares sold                                $                89,909   $1,073,018
Shares issued in reinvestment
   of distributions                                          3,680       44,417
Shares redeemed                   10,001     (111,100)      (5,572)     (65,292)
                              ----------   ----------   ----------   ----------
   Net increase (decrease)        10,001   $ (111,100)      88,017   $1,052,143
                              ==========   ==========   ==========   ==========

# Unaudited

See accompanying Notes to Financial Statements.

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                      JAMES C. EDWARDS EQUITY MASTERS FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED      YEAR ENDED MARCH 31
                                             SEPTEMBER 30,  -------------------
                                                 2001#       2001        2000*
-------------------------------------------------------------------------------
Net asset value, beginning of period..........  $10.61      $12.47      $10.00
                                                ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS:

     Net investment income (loss).............   (0.01)      (0.03)       0.04
     Net realized and unrealized
         gain (loss) on investments...........   (1.51)      (1.66)       2.43
                                                ------      ------      ------
Total from investment operations..............   (1.52)      (1.69)       2.47
                                                ------      ------      ------

LESS DISTRIBUTIONS:

   From net investment income.................      --       (0.03)         --
   From net realized gain.....................      --       (0.14)         --
                                                ------      ------      ------
   Total distributions........................      --       (0.17)         --
                                                ------      ------      ------
   Net asset value, end of period.............  $ 9.09      $10.61      $12.47
                                                ======      ======      ======

   Total return...............................  (14.33)%^   (13.71)%     24.70%

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (millions).......  $  2.5      $  3.1      $  2.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:

   Before fees waived and expenses absorbed...    4.30%+      4.10%       6.36%
   After fees waived and expenses absorbed....    1.50%+      1.50%       1.50%

RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS:

   Before fees waived and expenses absorbed...   (3.08)%+    (2.76)%     (4.40)%
   After fees waived and expenses absorbed....   (0.28)%+    (0.16)%      0.46%
   Portfolio turnover rate....................    5.59%^     39.93%      42.80%

* Fund commenced operations on March 31, 1999.
# Unaudited
+ Annualized
^ Not annualized

See accompanying Notes to Financial Statements.

8
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The James C. Edwards Equity Masters Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on March 31, 1999. The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently fol-lowed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITIES VALUATION. Securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                                                                               9
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND RELATED PARTY TRANSACTIONS

     James C. Edwards & Co., Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the period ended September 30, 2001, the Fund incurred $11,074 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal period does not exceed the applicable limitation on Fund expenses. For the period ended September 30, 2001, the Advisor waived fees of $11,074 and absorbed expenses of $29,742. At September 30, 2001, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund was $199,244.

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

10
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                      JAMES C. EDWARDS EQUITY MASTERS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Assets                             Fee or Fee Rate
     ------                             ---------------
     Less than $15 million              $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $200 million               0.10% of average daily net assets
     $200 million and above             0.05% of average daily net assets

     For the period ended September 30, 2001, the Fund incurred $14,982 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator and receives no compensation for its services.

     Firstar Bank, N. A., an affiliate of FMFS, serves as custodian to the Fund.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASE AND SALES OF SECURITES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended September 30, 2001, was $503,457 and $132,888 respectively.

                                                                              11
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                                     [LOGO]
--------------------------------------------------------------------------------

                                     Advisor
                          JAMES C. EDWARDS & CO., INC.
                         570 Lexington Ave., 29th Floor
                               New York, NY 10022
                                 (212) 319-8490
                                www.jcedwards.com

                                   Distributor
                            QUASAR DISTRIBUTORS LLC*
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45201

                    Transfer Agent Dividend Disbursing Agent
                              ORBITEX FUND SERVICES
                                 P.O. Box 542007
                              Omaha, NE 66189-1952
                                 (866) 811-0217

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.

* Formerly distributed by First Fund Distributors, Inc.